SUBSEQUENT EVENTS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					1 Months Ended			12 Months Ended
	Jun. 29, 2015 $ / shares shares	Jun. 19, 2014 $ / shares shares	Oct. 22, 2013 $ / shares shares	Apr. 08, 2011 $ / shares shares	Mar. 31, 2016 USD ($) shares	Mar. 31, 2016 CNY (¥) shares	Jan. 31, 2016 $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Feb. 29, 2016 USD ($)
Class A Ordinary shares [Member]
Subsequent Event [Line Items]
Repurchased of ordinary shares								1,220,000
Repurchased of ordinary shares, consideration | $								$ 1,434
Employees and Directors [Member]
Subsequent Event [Line Items]
Shares granted during period				13,864,000				200,000
Exercise price of share | $ / shares		$ 3.232		$ 0.40				$ 2.55
Employees and Directors [Member] | ADS [Member]
Subsequent Event [Line Items]
Exercise price of share | $ / shares		$ 32.32
Directors [Member]
Subsequent Event [Line Items]
Shares granted during period	200,000	2,000,000		5,003,980
Exercise price of share | $ / shares	$ 1.00			$ 0.40
Employees [Member]
Subsequent Event [Line Items]
Shares granted during period		32,561,800	2,660,000
Exercise price of share | $ / shares			$ 0.40
Subsequent Event [Member] | ADS [Member]
Subsequent Event [Line Items]
Amount of authorised share to be repurchased | $									$ 30,000
Repurchased of ordinary shares					582,500	582,500
Repurchased of ordinary shares, consideration | $					$ 9,600
Subsequent Event [Member] | Directors [Member] | Class A Ordinary shares [Member]
Subsequent Event [Line Items]
Shares granted during period							100,000
Exercise price of share | $ / shares							$ 1.85
Subsequent Event [Member] | Employees [Member] | Class A Ordinary shares [Member]
Subsequent Event [Line Items]
Shares granted during period							250,000
Exercise price of share | $ / shares							$ 2.00
Subsequent Event [Member] | Sumpay.cn [Member]
Subsequent Event [Line Items]
Disposal of ownership percentage					63.00%	63.00%
Cash consideration | ¥						¥ 359,100
Percentage of total consideration to be transferred immediately					20.00%	20.00%
Amount of total consideration to be transferred immediately | ¥						¥ 71,820
Percentge of remaining consideration to be settled within 10 days after renews its online payment license					80.00%	80.00%
Amount of remaining consideration to be settled within 10 days after renews its online payment license | ¥						¥ 287,280